Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of Stock Option Activity

A summary of the option activity during the years ended December 31, 2019 and 2018 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value
Outstanding, January 1, 2018	1,422,000	$10.16
Granted	1,520,207	4.46
Forfeited	(146,500)	10.00
Outstanding, December 31, 2018	2,795,707	$7.07	9.0	$-
Granted	715,000	1.88
Forfeited	(1,018,500)	8.42
Outstanding, December 31, 2019	2,492,207	$4.44	8.6	$-

Exercisable, December 31, 2019	1,702,520	$5.28	8.5	$-

Schedule of Outstanding and Exercisable Options

A summary of outstanding and exercisable options and Restricted Stock units as of December 31, 2019 is presented below:

Options Outstanding			Options Exercisable
Exercise Price	Exercisable Into	Outstanding Number of Options	Weighted Average Remaining Life In Years	Exercisable Number of Options
$12.00	Common Stock	120,000	7.7	120,000
$10.00	Common Stock	146,500	6.8	146,500
$7.00	Common Stock	6,000	7.9	6,000
$4.99	Common Stock	1,080,207	8.7	972,186
$4.93	Common Stock	80,000	8.5	60,000
$2.98	Common Stock	150,000	8.5	62,500
$2.90	Common Stock	30,000	8.9	30,000
$2.57	Common Stock	130,000	8.9	50,000
$2.00	Common Stock	699,500	8.9	222,834
$1.59	Common Stock	30,000	9.1	25,000
$1.38	Common Stock	20,000	9.2	7,500
	Total	2,492,207		1,702,520

Schedule of Outstanding and Exercisable Restricted Stock Units
Restricted Stock Units Exercisable
Grant Date	Exercisable Into	Outstanding Number of Units	Weighted Average Remaining Life In Years
11/27/2018	Common Stock	38,910	1.8
9/13/2019	Common Stock	156,250	2.7
	Total	195,160